Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Goodwill
12.	Goodwill

	2015	2016	2017
	RMB	RMB	RMB

Balance as of January 1	328,927	329,000	444,933
Acquisition of subsidiaries	-	115,848	103,136
Disposal of subsidiaries	-	-	(4,326)
Foreign exchange difference	73	85	(88)

Balance as of December 31	329,000	444,933	543,655

Goodwill impairment is tested at the business segment level and there is no impairment charge as of December 31, 2015, 2016 and 2017.

	As of December 31, 2016
	Advertising and subscription business	Transaction services business	Digital marketing solutions	Total
	RMB	RMB	RMB	RMB

Goodwill	327,754	115,848	1,331	444,933

	As of December 31, 2017
	Advertising and subscription business	Transaction services business	Digital marketing solutions	Total
	RMB	RMB	RMB	RMB

Goodwill	327,754	116,716	99,185	543,655